Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
20 .	SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”) who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group.
During the year ended December 31, 2017, the Group operated and managed its business as a single reporting segment, which included the provision of live video service
s
, value-added services, mobile marketing services, mobile games and other services. The Group did not have discrete financial information of costs and expenses between various services in its internal reporting, and reported costs and expenses by nature as a whole. Therefore, the Group had one operating segment.
During the year
s
ended December 31, 2018 and 2019, as a result of the Tantan acquisition discussed in Note 3, the Group determined that Tantan met the criteria for separate reportable segment given its financial information is separately reviewed by the Group’s CEO. Additionally, the Group started its entertainment business that included TV content production through one of its subsidiary QOOL, for which the Group’s CEO started to review discrete financial information. As a result, the Group determined that for the year
s
ended December 31, 2018 and 2019,
it operated in
three
operating segments namely
Momo
,
Tantan
and QOOL.
Momo
’s services mostly include live video services, value-added service
s
, mobile marketing services and mobile games derived from the
Momo
’s platform.
Tantan
’s services
mainly
include value-added services provided on
Tantan
’s platform. QOOL services mainly include advertisement services generated from the Group’s broadcasting of content television.
The Group primarily operates in the PRC and substantially all of the Group’s long-lived assets are located in the PRC.
The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating cost and expenses, operating income and net income. Prior to Tantan acquisition, Tantan’s financial information was not consolidated to the Group’s financial statements, therefore Tantan’s service lines do not have comparable financial information in 2017. QOOL started its entertainment business in 2017 and the comparable financial information in 2017 account for an insignificant portion to the Group’s consolidated financial statements.

Net revenues, operating cost and expenses, operating income, and net income by segment for the years ended
December 31, 2017, 2018 and 2019 were as follows:

	For the year ended December 31, 2017
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	8,884,823	—	1,567	8,886,390
Cost and expenses:
Cost of revenues	(4,373,377)	—	—	(4,373,377)
Research and development	(346,144)	—	—	(346,144)
Sales and marketing	(1,457,658)	—	(9,718)	(1,467,376)
General and administrative	(417,866)	—	(4,139)	(422,005)
Total cost and expenses	(6,595,045)	—	(13,857)	(6,608,902)
Other operating income	156,764	—	—	156,764
Income (loss) from operations	2,446,542	—	(12,290)	2,434,252
Interest income	145,568	—	—	145,568
Impairment loss on long-term investments	(30,085)	—	—	(30,085)
Income tax expense	(445,001)	—	—	(445,001)
Share of income on equity method investments	39,729	—	—	39,729
Net income (loss)	2,156,753	—	(12,290)	2,144,463

	For the year ended December 31, 2018
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	12,812,421	417,998	178,002	13,408,421
Cost and expenses:
Cost of revenues	(6,572,954)	(174,858)	(435,085)	(7,182,897)
Research and development	(614,064)	(146,580)	—	(760,644)
Sales and marketing	(1,269,493)	(520,161)	(22,608)	(1,812,262)
General and administrative	(472,057)	(121,887)	(46,079)	(640,023)

Total cost and expenses	(8,928,568)	(963,486)	(503,772)	(10,395,826)
Other operating income	252,458	173	1,066	253,697

Income (loss) from operations	4,136,311	(545,315)	(324,704)	3,266,292
Interest income	268,583	4,285	78	272,946
Interest expense	(56,503)	—	—	(56,503)
Impairment loss on long-term investments	(43,200)	—	—	(43,200)
Income tax expense	(716,729)	21,824	(4,743)	(699,648)
Share of income on equity method investments	48,660	—	—	48,660

Net income (loss)	3,637,122	(519,206)	(329,369)	2,788,547

	For the year ended December 31, 2019
	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	15,740,815	1,259,906	14,368	17,015,089
Cost and expenses:
Cost of revenues	(8,065,300)	(415,688)	(11,108)	(8,492,096)
Research and development	(797,471)	(297,560)	—	(1,095,031)
Sales and marketing	(1,521,511)	(1,162,912)	(6,401)	(2,690,824)
General and administrative	(641,269)	(851,099)	(34,914)	(1,527,282)

Total cost and expenses	(11,025,551)	(2,727,259)	(52,423)	(13,805,233)
Other operating income	323,444	—	21,399	344,843

Income (loss) from operations	5,038,708	(1,467,353)	(16,656)	3,554,699
Interest income	396,672	10,706	164	407,542
Interest expense	(78,611)	—	—	(78,611)
Impairment loss on long-term investments	(15,711)	—	—	(15,711)
Income tax expense	(917,265)	33,464	—	(883,801)
Share of loss on equity method investments	(23,350)	—	—	(23,350)

Net income (loss)	4,400,443	(1,423,183)	(16,492)	2,960,768